Equity - Treasury Stock - Tabular Disclosure - Value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity
Balance at beginning of the year	€ (3,727,978)	€ (3,301,390)
Balance at end of the year	(3,633,965)	(3,727,978)
Treasury stock
Equity
Balance at beginning of the year	68,710	58,575
Balance at end of the year	62,422	68,710
Treasury stock | Class B, Preference shares
Equity
Balance at beginning of the year	68,710	58,575
Acquisition of shares		23,720
Non Cash Disposal of shares	(6,288)
Disposal of shares		(13,585)
Balance at end of the year	€ 62,422	€ 68,710